Note 12 - Income Taxes (Details) - Income Tax Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income taxes
Federal	$ 163	$ 9	$ (89)
State	35	4	1
Deferred income taxes
Federal	2	135	196
State	(9)	20	18
Amortization of investment tax credits	(3)	(3)	(1)
Total	$ 188	$ 165	$ 125